Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Raw materials	£ 5	£ 5
Work in progress	2
Finished goods	155	149
Returns asset	7	10
Inventories	£ 169	£ 164